SHARE CAPITAL	3 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b) Issued and outstanding

At November 30, 2021, the Company had 79,859,916 common shares outstanding including 77,200 shares sold for the net proceeds of $160 on or before November 30, 2021 and issued December 1 and 2, 2021 pursuant to an at-the-market offering ("ATM Offering") governed by the terms of an equity distribution agreement with BMO Capital Markets.

Fiscal 2022

On February 5, 2021, the Company entered a second at-the-market offering (the "2021 ATM"). During the period ended November 30, 2021, the Company sold an aggregate of 4,567,790 shares pursuant to the 2021 ATM at an average price of US$2.62 for gross proceeds of $11,986. Fees and expenses of $354 were incurred during the three month period ending November 30, 2021 in relation to the 2021 ATM. Subsequent to the end of the period, to January 13, 2022 the Company has issued a further 544,735 shares pursuant to the 2021 ATM at an average price of US$2.00 for net proceeds of $1.06 million.

Fiscal 2021

As of August 31, 2021, the Company had sold an aggregate of 2,502,790 shares pursuant to the 2021 ATM at an average price of $4.38 per share for gross proceeds of $10,951. Total fees and expenses of $701 were incurred during the fiscal year ending August 31, 2021 in relation to the 2021 ATM.

On December 8, 2020, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 1,121,076 common shares at a price of $2.23 each for gross proceeds of $2,500 maintaining, HCI's ownership in the Company at approximately 31% at that time.

On November 30, 2020, the Company completed the sale of common shares pursuant to an at-the-market offering (the "2020 ATM"). Final sales were settled, and the 2020 ATM completed, on December 2, 2020. An aggregate of 5,440,186 common shares were sold at an average price of $2.21 per share for gross proceeds of $12.0 million. Total fees and expenses of $592 were incurred.

On October 15, 2020, the Company closed a non-brokered private placement for 1,146,790 common shares at a price of $2.18 per share for gross proceeds of $2.5 million. All shares were subscribed for by Deepkloof, maintaining HCI's ownership in the Company at approximately 31% at that time.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Stock options of the Company are subject to vesting provisions. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2020	3,182,500	$2.20
Granted	1,596,500	$6.41
Forfeited	(126,936)	$2.27
Exercised	(843,543)	$2.21
Options outstanding at August 31, 2021	3,808,521	$3.96
Granted	42,000	$3.40
Exercised	(10,000)	$2.61
Options outstanding at November 30, 2021	3,840,521	$3.96

Number Outstanding at November 30, 2021	Number Exercisable at November 30, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	-	$6.58	4.05
99,000	-	$3.90	4.69
42,000	-	$3.40	4.81
1,048,502	122,517	$2.61	2.36
1,153,519	461,099	$1.81	3.01
3,840,521	583,616		3.13

During the period ended November 30, 2021 the Company granted 42,000 stock options, which will vest in three tranches on the first, second and third anniversary of their grant.

During the year ended August 31, 2021, the Company granted 1,596,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant.

During the period ended November 30, 2021, the Company recorded $764 of stock compensation expense (November 30, 2020 - $280), of which $702 was expensed (November 30, 2020 - $253) and $62 was capitalized to mineral properties (November 30, 2020 - $27).

(d) Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are paid.

During the period ended November 30, 2021 an expense of $43 was recorded in relation to outstanding DSUs (November 30, 2020 - $159), with $4 recorded as share-based compensation (November 30, 2020 - $121) and $39 recorded as director fees (November 30, 2020 - $38). During the period ended November 30, 2021 DSUs were revalued and a $230 recovery was recorded to reflect their decreased value due to the Company's share price depreciation. At November 30, 2021, a total of 524,312 DSUs were issued and outstanding, of which 325,353 DSUs had vested.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company. Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award. RSUs vest over a three-year period.

During the period ended November 30, 2021, a stock compensation expense of $233 was recorded (November 30, 2020 - $78) of which $209 expensed (November 30, 2020 - $67) and $24 was capitalized (November 30, 2020 - $11). During the period, 11,000 RSUs were settled. At November 30, 2021, 536,992 RSUs were issued and outstanding, with 48,715 of these RSUs being vested.